CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) (UNAUDITED) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Statement of Income and Comprehensive Income [Abstract]
Net income / (loss)	$ 935	$ (36,844)
Comprehensive income / (loss)	$ 935	$ (36,844)